Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Allowance for doubtful accounts
2	Allowance for doubtful accounts
Allowance for doubtful accounts amounted to $nil as of March 31, 2021 (2020: $nil). Most of the Company’s trade receivables are generally unsecured.